INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 116.4	$ 51.9
Changes in tax rates or imposition of new taxes	0.2	0.0
Deferred income taxes	13.0	(21.2)
Total income tax expense (recovery)	129.4	30.7
Canadian income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	11.6	3.6
Deferred income taxes - origination and reversal of temporary differences	7.3	0.0
Foreign income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	104.8	48.3
Deferred income taxes - origination and reversal of temporary differences	$ 5.5	$ (21.2)